Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Directors' Retirement Plan [Member]
Change in benefit obligation
Benefit obligation, Beginning Balance	$ 829	$ 843
Service cost	6	5	25
Interest cost	34	41	45
Actuarial losses	30	16
Benefits paid	(72)	(76)
Benefit obligation, Ending Balance	827	829	843
Change in plan assets
Fair value of plan assets, Beginning Balance
Employer contributions	72	76
Benefits paid	(72)	(76)
Fair value of plan assets, Ending Balance
Funded Status	(827)	(829)
Amounts recognized in accumulated other comprehensive income, net consist of:
Net loss	56	36
Prior service cost	33	87	87
Transition obligation
Total	73	133	157
SERP [Member]
Change in benefit obligation
Benefit obligation, Beginning Balance	2,678	2,365
Service cost	81	64	60
Interest cost	120	123	124
Actuarial losses	166	211
Benefits paid	(85)	(85)
Benefit obligation, Ending Balance	2,960	2,678	2,365
Change in plan assets
Fair value of plan assets, Beginning Balance
Employer contributions	85	85
Benefits paid	(85)	(85)
Fair value of plan assets, Ending Balance
Funded Status	(2,960)	(2,678)
Amounts recognized in accumulated other comprehensive income, net consist of:
Net loss	465	408
Prior service cost
Transition obligation	108	136
Total	$ 323	$ 283	$ 282